Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash	$ 3,889	$ 30,514	$ 253,100
Prepaid expenses	1,414,205	1,346,405	1,017,280
Rent deposit	25,000	25,000	25,000
Total Current Assets	1,443,094	1,401,919	1,295,380
Total Assets	1,443,094	1,401,919	1,295,380
Current Liabilities
Accrued liabilities	117,341	121,070	77,474
Accrued payroll - officer	600,817	534,933	291,360
Payable to officer	57,181	38,782
Total Current Liabilities	775,339	694,785	368,834
Total Liabilities	775,339	694,785	368,834
Commitments and Contingencies
Stockholders' Equity
Preferred stock, $0.0001 par value, 20,000,000 shares authorized; none issued and outstanding at March 31, 2021 and December 31, 2020, respectively
Common stock, $0.0001 par value, 100,000,000 shares authorized; 27,274,598 shares and 26,944,598 shares issued and outstanding at March 31, 2021 and December 31, 2020, respectively	2,728	2,695	2,661
Additional paid-in capital	3,125,835	2,795,868	2,425,902
Stock subscriptions received in advance	100,000	250,000
Stock subscriptions receivable	(130,000)	(140,000)	(130,000)
Accumulated deficit	(2,430,808)	(2,201,429)	(1,372,017)
Total Stockholders' Equity	667,755	707,134	926,546
Total Liabilities and Stockholders' Equity	$ 1,443,094	$ 1,401,919	$ 1,295,380